Shareholder Report, Line Graph (Details) - USD ($)					6 Months Ended	11 Months Ended		12 Months Ended		18 Months Ended	23 Months Ended		24 Months Ended	30 Months Ended	35 Months Ended		36 Months Ended	47 Months Ended		48 Months Ended	59 Months Ended		60 Months Ended	71 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	95 Months Ended	96 Months Ended	107 Months Ended	108 Months Ended	119 Months Ended	120 Months Ended
	Feb. 21, 2023	Oct. 13, 2020	Sep. 30, 2015	Aug. 31, 2015	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2016	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2024	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2025	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
C000241066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco SMA Municipal Bond Fund
Accumulated Value	$ 10,000				$ 10,199					$ 10,904				$ 11,129
C000084366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Equity and Income Fund (Class A) —including sales charge
Accumulated Value				$ 9,450					$ 10,152				$ 11,374				$ 12,307			$ 12,189			$ 12,619		$ 16,534		$ 15,482		$ 16,298		$ 19,057		$ 20,809
C000084368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Equity and Income Fund (Class C) —including sales charge
Accumulated Value				10,000					10,671				11,868				12,750			12,527			12,886		16,745		15,571		16,260		19,014		20,755
C000084371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Equity and Income Fund (Class R)
Accumulated Value				10,000					10,724				11,980				12,938			12,770			13,198		17,238		16,121		16,906		19,736		21,478
C000084369 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Equity and Income Fund (Class Y)
Accumulated Value				10,000					10,770				12,097				13,135			13,029			13,538		17,764		16,678		17,601		20,633		22,560
C000084370 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Equity and Income Fund (Class R5)
Accumulated Value				10,000					10,778				12,102				13,148			13,050			13,569		17,813		16,748		17,666		20,738		22,683
C000084423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500 Index Fund (Class Y)
Accumulated Value				10,000					11,215				12,990				15,497			15,903			19,341		25,298		22,393		25,891		32,818		37,906
C000188891 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500 Index Fund (Class R6)
Accumulated Value				10,000					11,189				12,950				15,453			15,863			19,305		25,262		22,382		25,905		32,866		38,000
C000084420 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500 Index Fund (Class A) —including sales charge
Accumulated Value				9,450					10,573				12,217				14,534			14,878			18,052		23,551		20,796		23,984		30,327		34,933
C000084422 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500 Index Fund (Class C) —including sales charge
Accumulated Value				10,000					11,105				12,734				15,046			15,287			18,408		23,865		20,911		23,942		30,274		34,875
C000209156 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Short Term Municipal Fund (Class A)
Accumulated Value				10,000					10,266				10,422				10,499			10,848			11,080		11,160		11,040		11,266		11,664		11,974
C000209154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Short Term Municipal Fund (Class Y)
Accumulated Value				10,000					10,291				10,474				10,577			10,955			11,217		11,356		11,233		11,491		11,927		12,276
C000209155 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Short Term Municipal Fund (Class R6)
Accumulated Value				10,000					10,266				10,422				10,499			10,854			11,150		11,297		11,212		11,447		11,922		12,248
C000209179 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Discovery Fund (Class R6)
Accumulated Value				10,000					10,222				11,756				16,260			16,921			21,757		29,978		22,227		23,817		29,241		32,696
C000209175 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Discovery Fund (Class R5)
Accumulated Value				10,000					10,178				11,656				16,060			16,663			21,418		29,483		21,843		23,401		28,729		32,090
C000209177 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Discovery Fund (Class Y)
Accumulated Value				10,000					10,203				11,714				16,177			16,807			21,572		29,681		21,976		23,517		28,834		32,191
C000209176 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Discovery Fund (Class A) —including sales charge
Accumulated Value				9,450					9,618				11,015				15,177			15,729			20,145		27,649		20,427		21,805		26,673		29,709
C000209180 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Discovery Fund (Class C) —including sales charge
Accumulated Value				10,000					10,101				11,482				15,700			16,147			20,520		27,951		20,492		21,712		26,560		29,585
C000209178 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Discovery Fund (Class R)
Accumulated Value				10,000					10,151				11,597				15,937			16,473			21,040		28,804		21,223		22,595		27,563		30,623
C000209157 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Senior Floating Rate Fund (Class R6)
Accumulated Value				10,000					10,405				11,195				11,720			11,633			10,610		11,947		12,032		13,122		14,418		15,390
C000209158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Senior Floating Rate Fund (Class R5)
Accumulated Value				10,000					10,372				11,123				11,604			11,482			10,472		11,779		11,883		12,939		14,212		15,145
C000209159 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Senior Floating Rate Fund (Class Y)
Accumulated Value				10,000					10,398				11,179				11,706			11,593			10,561		11,879		11,971		13,028		14,302		15,253
C000209160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Senior Floating Rate Fund (Class R)
Accumulated Value				10,000					10,360				11,068				11,533			11,365			10,304		11,531		11,564		12,523		13,680		14,495
C000209161 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Senior Floating Rate Fund (Class A) —including sales charge
Accumulated Value				9,675					10,035				10,761				11,227			11,106			10,081		11,326		11,371		12,362		13,518		14,379
C000209162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Senior Floating Rate Fund (Class C) —including sales charge
Accumulated Value				10,000					10,295				10,958				11,347			11,127			10,039		11,193		11,138		12,019		13,143		13,983
C000021879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Income Advantage U.S. Fund (Class A) —including sales charge
Accumulated Value				9,450					10,338				11,543				13,110			11,623			11,606		14,124		12,729		14,266		16,904		19,253
C000021881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Income Advantage U.S. Fund (Class C) —including sales charge
Accumulated Value				10,000					10,859				12,039				13,561			11,927			11,823		14,275		12,774		14,208		16,835		19,180
C000021882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Income Advantage U.S. Fund (Class R)
Accumulated Value				10,000					10,916				12,163				13,774			12,185			12,134		14,729		13,237		14,788		17,490		19,885
C000071346 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Income Advantage U.S. Fund (Class Y)
Accumulated Value				10,000					10,964				12,267				13,972			12,416			12,431		15,166		13,708		15,383		18,282		20,875
C000057286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Income Advantage U.S. Fund (Investor Class)
Accumulated Value				10,000					10,938				12,221				13,874			12,307			12,289		14,946		13,478		15,088		17,889		20,393
C000021883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Income Advantage U.S. Fund (Class R5)
Accumulated Value				10,000					10,982				12,322				14,055			12,514			12,546		15,335		13,870		15,573		18,505		21,160
C000188888 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Income Advantage U.S. Fund (Class R6)
Accumulated Value				10,000					10,940				12,238				13,952			12,424			12,467		15,239		13,769		15,475		18,372		21,033
C000120775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Floating Rate ESG Fund (Class R6)
Accumulated Value				10,000					10,334				10,994				11,541			11,870			11,753		12,923		12,795		13,912		15,077		16,083
C000032268 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Floating Rate ESG Fund (Class R5)
Accumulated Value				10,000					10,352				11,002				11,538			11,862			11,719		12,900		12,765		13,850		15,023		15,991
C000071348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Floating Rate ESG Fund (Class Y)
Accumulated Value				10,000					10,351				11,002				11,538			11,856			11,710		12,902		12,765		13,845		15,016		15,982
C000032267 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Floating Rate ESG Fund (Class R)
Accumulated Value				10,000					10,300				10,879				11,352			11,607			11,425		12,506		12,312		13,309		14,343		15,214
C000032264 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Floating Rate ESG Fund (Class A) —including sales charge
Accumulated Value				9,750					10,054				10,660				11,151			11,430			11,262		12,377		12,215		13,217		14,300		15,190
C000032266 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Floating Rate ESG Fund (Class C) —including sales charge
Accumulated Value				10,000					10,274				10,840				11,268			11,506			11,278		12,336		12,111		13,038		14,107		14,977
C000120778 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Equity and Income Fund (Class R6)
Accumulated Value				10,000					10,789				12,138				13,187			13,113			13,633		17,927		16,850		17,787		20,896		22,874
C000039690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Global Real Estate Income Fund (Class A) —including sales charge
Accumulated Value				9,450					10,540				10,832				11,169			12,139			11,101		13,841		11,976		11,654		13,165		13,102
C000039692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Global Real Estate Income Fund (Class C) —including sales charge
Accumulated Value				10,000					11,072				11,292				11,557			12,469			11,319		14,012		12,029		11,614		13,120		13,053
C000071349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Global Real Estate Income Fund (Class Y)
Accumulated Value				10,000					11,184				11,509				11,898			12,966			11,884		14,864		12,903		12,570		14,240		14,219
C000084424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco American Franchise Fund (Class A) —including sales charge
Accumulated Value				9,450					10,205				12,673				15,246			15,430			22,439		27,824		20,331		24,593		32,347		38,854
C000120779 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Growth and Income Fund (Class R6)
Accumulated Value				10,000					10,846				12,728				14,314			13,649			13,112		19,165		18,485		20,047		24,612		27,450
C000039693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Global Real Estate Income Fund (Class R5)
Accumulated Value				10,000					11,191				11,538				11,937			13,008			11,933		14,941		12,938		12,630		14,320		14,306
C000120776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Global Real Estate Income Fund (Class R6)
Accumulated Value				10,000					11,200				11,546				11,968			13,055			11,988		15,024		13,049		12,734		14,464		14,444
C000084376 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Growth and Income Fund (Class A) —including sales charge
Accumulated Value				9,450					10,199				11,923				13,349			12,682			12,126		17,657		16,969		18,326		22,428		24,920
C000084378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Growth and Income Fund (Class C) —including sales charge
Accumulated Value				10,000					10,714				12,429				13,816			13,033			12,375		17,886		17,066		18,302		22,399		24,891
C000084381 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Growth and Income Fund (Class R)
Accumulated Value				10,000					10,769				12,552				14,022			13,283			12,678		18,406		17,644		19,012		23,201		25,719
C000084379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Growth and Income Fund (Class Y)
Accumulated Value				10,000					10,824				12,679				14,235			13,554			12,996		18,966		18,276		19,789		24,276		27,040
C000084380 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Growth and Income Fund (Class R5)
Accumulated Value				10,000					10,831				12,700				14,269			13,598			13,050		19,058		18,369		19,905		24,422		27,220
C000120781 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco American Franchise Fund (Class R6)
Accumulated Value				10,000					10,849				13,532				16,339			16,610			24,239		30,163		22,109		26,842		35,416		42,672
C000095845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco American Franchise Fund (Class R5)
Accumulated Value				10,000					10,839				13,508				16,297			16,547			24,133		30,014		21,983		26,662		35,164		42,351
C000084426 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco American Franchise Fund (Class C) —including sales charge
Accumulated Value				10,000					10,718				13,207				15,773			15,846			22,865		28,150		20,409		24,504		32,230		38,715
C000095844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco American Franchise Fund (Class R)
Accumulated Value				10,000					10,770				13,347				16,014			16,173			23,451		29,009		21,141		25,514		33,464		40,099
C000076854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Core Plus Bond Fund (Class A) —including sales charge
Accumulated Value				9,575					10,276				10,573				10,413			11,409			12,241		12,630		10,839		10,775		11,793		12,187
C000076856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Core Plus Bond Fund (Class C) —including sales charge
Accumulated Value				10,000					10,653				10,868				10,633			11,555			12,316		12,602		10,742		10,598		11,600		11,985
C000076857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Core Plus Bond Fund (Class R)
Accumulated Value				10,000					10,706				10,977				10,793			11,787			12,626		12,984		11,123		11,030		12,043		12,412
C000076858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Core Plus Bond Fund (Class Y)
Accumulated Value				10,000					10,759				11,086				10,956			12,034			12,943		13,388		11,521		11,482		12,598		13,049
C000076859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Core Plus Bond Fund (Class R5)
Accumulated Value				10,000					10,760				11,092				10,961			12,030			12,950		13,384		11,524		11,486		12,603		13,053
C000209173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Discovery Large Cap Fund (Class R6)
Accumulated Value				10,000					10,245				12,129				14,641			15,177			21,237		27,737		21,269		24,692		32,726		38,769
C000209172 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Discovery Large Cap Fund (Class R5)
Accumulated Value				10,000					10,202				12,029				14,462			14,905			20,852		27,222		20,861		24,198		32,052		37,956
C000209169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Discovery Large Cap Fund (Class A) —including sales charge
Accumulated Value				9,450					9,641				11,367				13,666			14,072			19,619		25,540		19,526		22,598		29,862		35,274
C000209174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Discovery Large Cap Fund (Class C) —including sales charge
Accumulated Value				10,000					10,126				11,845				14,135			14,442			19,980		25,808		19,574		22,483		29,711		35,092
C000209170 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Discovery Large Cap Fund (Class R)
Accumulated Value				10,000					10,174				11,964				14,348			14,733			20,485		26,595		20,277		23,406		30,846		36,337
C000209171 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Discovery Large Cap Fund (Class Y)
Accumulated Value				10,000					10,228				12,085				14,563			15,028			21,002		27,394		20,988		24,348		32,245		38,176
C000160735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Short Duration High Yield Municipal Fund (Class A) —including sales charge
Accumulated Value			$ 9,750				$ 10,587					$ 10,808				$ 11,182			$ 11,974			$ 11,592		$ 12,576		$ 11,687		$ 11,624		$ 12,592		$ 12,728
C000188892 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Short Duration High Yield Municipal Fund (Class R6)
Accumulated Value			10,000				10,859					11,099				11,512			12,368			12,005		13,053		12,170		12,156		13,197		13,386
C000160736 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Short Duration High Yield Municipal Fund (Class C) —including sales charge
Accumulated Value			10,000				10,778					10,920				11,213			11,919			11,461		12,332		11,371		11,236		12,172		12,300
C000160737 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Short Duration High Yield Municipal Fund (Class Y)
Accumulated Value			10,000				10,890					11,134				11,559			12,409			12,043		13,086		12,191		12,169		13,201		13,381
C000160738 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Short Duration High Yield Municipal Fund (Class R5)
Accumulated Value			10,000				10,890					11,145				11,560			12,420			12,068		13,128		12,219		12,250		13,320		13,516
C000120777 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Core Plus Bond Fund (Class R6)
Accumulated Value				10,000					10,771				11,107				10,972			12,060			12,979		13,435		11,575		11,527		12,653		13,113
C000084406 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Equally-Weighted S&P 500 Fund (Class A) —including sales charge
Accumulated Value				9,450					10,554				11,864				13,824			13,812			14,927		21,168		19,291		20,856		24,793		26,923
C000084404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Equally-Weighted S&P 500 Fund (Class C) —including sales charge
Accumulated Value				10,000					11,090				12,373				14,321			14,202			15,234		21,456		19,404		20,821		24,751		26,881
C000084407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Equally-Weighted S&P 500 Fund (Class R)
Accumulated Value				10,000					11,138				12,489				14,518			14,471			15,599		22,063		20,059		21,628		25,651		27,781
C000120780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Equally-Weighted S&P 500 Fund (Class R6)
Accumulated Value				10,000					11,208				12,647				14,792			14,834			16,091		22,898		20,941		22,716		27,101		29,529
C000084405 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Equally-Weighted S&P 500 Fund (Class Y)
Accumulated Value				10,000					11,197				12,618				14,738			14,764			15,997		22,739		20,775		22,516		26,832		29,209
C000222272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco NASDAQ 100 Index Fund (Class R6)
Accumulated Value		$ 10,000				$ 12,924					$ 10,228				$ 13,080			$ 16,597			$ 19,960
C000084427 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco American Franchise Fund (Class Y)
Accumulated Value				10,000					10,826				13,475				16,255			16,498			24,044		29,894		21,903		26,555		35,013		42,152
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Municipal Bond Index
Accumulated Value	10,000		10,000	10,000			10,624					10,722				10,787			11,678			12,047		12,461		11,454		11,659		12,388		12,443
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Index
Accumulated Value				10,000					11,255				13,082				15,655			16,112			19,647		25,770		22,876		26,524		33,721		39,076
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,597				10,649				10,537			11,609			12,360		12,350		10,928		10,797		11,585		11,949
NASDAQ Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								NASDAQ® Composite Index
Accumulated Value		10,000				12,941					10,095				12,098			15,382			18,759
MSCI World IndexSM Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World IndexSM (Net)
Accumulated Value				10,000					10,668				12,395				14,019			14,056			16,415		21,301		18,090		20,913		26,023		30,103
Custom Invesco Short Duration High Yield Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Custom Invesco Short Duration High Yield Municipal Index
Accumulated Value	10,000		10,000				10,692					10,859				11,221			11,971			12,280		13,126		12,220		12,371		13,401		13,515
S And P Municipal Bond High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Municipal Bond High Yield Index
Accumulated Value	$ 10,000		$ 10,000				$ 11,083					$ 11,296				$ 11,903			$ 12,966			$ 13,306		$ 14,782		$ 13,346		$ 13,476		$ 14,956		$ 14,830
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000® Value Index
Accumulated Value				10,000					11,292				12,600				14,171			14,258			14,378		19,618		18,397		19,978		24,203		26,461
Bloomberg U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Government/Credit Index
Accumulated Value				10,000					10,681				10,720				10,584			11,793			12,650		12,636		11,085		10,989		11,781		12,135
S And P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P UBS Leveraged Loan Index
Accumulated Value				10,000					10,374				10,981				11,562			11,953			12,021		13,043		13,066		14,252		15,650		16,802
S And P Municipal Bond Short Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Municipal Bond Short Index
Accumulated Value				10,000					10,155				10,258				10,293			10,642			10,895		10,990		10,707		10,877		11,359		11,741
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000® Index
Accumulated Value				10,000					10,859				12,479				15,654			13,636			14,457		21,264		17,461		18,273		21,648		23,416
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000® Growth Index
Accumulated Value				10,000					10,355				12,052				15,754			14,018			16,440		22,294		16,663		17,792		20,936		23,129
JP Morgan Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								JP Morgan Leveraged Loan Index
Accumulated Value				10,000					10,428				11,016				11,607			12,027			12,153		13,194		13,287		14,619		16,074		17,255
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nasdaq-100® Index
Accumulated Value		$ 10,000				$ 12,980					$ 10,302				$ 13,129			$ 16,713			$ 20,143
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000® Growth Index
Accumulated Value				10,000					11,054				13,355				16,992			17,718			25,574		32,869		26,605		32,441		42,418		51,995
FTSE EPRA NAREIT Developed Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE EPRA/NAREIT Developed Index (Net)
Accumulated Value				10,000					11,733				11,720				12,364			13,368			11,540		15,387		12,782		12,119		14,234		14,488
S And P 500 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Equal Weight Index
Accumulated Value				$ 10,000					$ 11,229				$ 12,693				$ 14,866			$ 14,928			$ 16,187		$ 23,100		$ 21,172		$ 23,007		$ 27,491		$ 30,008